STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3%
Advertising - .4%
Advantage Sales & Marketing Inc., Sr. Scd. Notes		6.50	11/15/2028	226,000	[c]	177,297
Clear Channel Outdoor Holdings Inc., Sr. Scd. Notes		5.13	8/15/2027	365,000	[c]	315,104
					492,401
Aerospace & Defense - .7%
Bombardier Inc., Sr. Unscd. Notes		7.50	3/15/2025	46,000	[c]	46,139
Spirit AeroSystems Inc., Sr. Scd. Notes		9.38	11/30/2029	102,000	[c]	107,483
TransDigm Inc., Gtd. Notes		4.88	5/1/2029	191,000		166,957
TransDigm Inc., Gtd. Notes		5.50	11/15/2027	550,000		519,307
					839,886
Airlines - .9%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	210,000	[c]	192,413
American Airlines Inc., Sr. Scd. Notes		5.75	4/20/2029	710,000	[c]	661,730
Delta Air Lines Inc., Sr. Scd. Notes		4.75	10/20/2028	200,000	[c]	189,718
					1,043,861
Automobiles & Components - 2.1%
Clarios Global LP, Sr. Scd. Bonds	EUR	4.38	5/15/2026	550,000	[c]	543,628
Dealer Tire LLC, Sr. Unscd. Notes		8.00	2/1/2028	422,000	[c]	364,513
Ford Motor Co., Sr. Unscd. Notes		4.75	1/15/2043	450,000		333,533
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.63	5/15/2025	360,000	[c,d]	352,892
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.88	5/15/2027	240,000	[c,d]	218,939
Jaguar Land Rover Automotive PLC, Gtd. Notes	EUR	5.88	11/15/2024	360,000	[c]	363,770
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	187,386
					2,364,661
Banks - .3%
Citigroup Inc., Jr. Sub. Notes , Ser. U		5.00	9/12/2024	215,000	[e]	194,038
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH		4.60	2/1/2025	160,000	[e]	142,400
					336,438
Beverage Products - .2%
Primo Water Holdings Inc., Gtd. Notes		4.38	4/30/2029	270,000	[c]	233,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Building Materials - .8%
Eco Material Technologies Inc., Sr. Scd. Notes		7.88	1/31/2027	381,000	[c]	363,017
Griffon Corp., Gtd. Notes		5.75	3/1/2028	395,000		368,002
Standard Industries Inc., Sr. Unscd. Notes		4.75	1/15/2028	217,000	[c]	196,993
					928,012
Chemicals - 1.6%
Consolidated Energy Finance SA, Gtd. Notes	EUR	5.00	10/15/2028	140,000	[c]	121,441
Consolidated Energy Finance SA, Gtd. Notes		5.63	10/15/2028	435,000	[c]	380,799
Iris Holdings Inc., Sr. Unscd. Notes		8.75	2/15/2026	234,000	[c,d]	200,070
Italmatch Chemicals SPA, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	5.94	9/30/2024	445,000	[c,f]	422,896
Olympus Water US Holding Corp., Sr. Scd. Notes		4.25	10/1/2028	279,000	[c]	226,542
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	320,000	[c]	231,446
Trinseo Materials Finance Inc., Gtd. Bonds		5.13	4/1/2029	70,000	[c]	44,654
Trinseo Materials Finance Inc., Gtd. Notes		5.38	9/1/2025	240,000	[c]	192,691
					1,820,539
Collateralized Loan Obligations Debt - 28.8%
Carlyle Euro DAC CLO, Ser. 2022-5A, Cl. D, 3 Month EURIBOR +7.63%	EUR	9.74	10/25/2035	855,000	[c,f]	780,011
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. ER, 3 Month EURIBOR +4.93%	EUR	6.31	7/15/2031	1,500,000	[c,f]	1,206,492
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. FR, 3 Month EURIBOR +6.61%	EUR	7.99	7/15/2031	3,000,000	[c,f]	2,212,908
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44%	EUR	7.82	7/15/2030	2,000,000	[c,f]	1,509,801
CIFC European Funding II DAC CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +7.70%	EUR	9.08	4/15/2033	1,000,000	[c,f]	750,831
CIFC Funding Ltd. CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		9.19	4/18/2031	1,000,000	[c,f]	839,044
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, 3 Month TSFR +6.85%		10.20	7/20/2031	2,000,000	[c,f]	1,835,908
Crown Point 9 Ltd. CLO, Ser. 2020-9A, Cl. ER, 3 Month LIBOR +6.76%		10.77	7/14/2034	2,375,000	[c,f]	2,120,811
Dryden 91 Euro DAC CLO, Ser. 2021-91A, Cl. E, 3 Month EURIBOR +7.06%	EUR	8.46	4/18/2035	1,000,000	[c,f]	854,873

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Collateralized Loan Obligations Debt - 28.8% (continued)
Euro-Galaxy IV DAC CLO, Ser. 2015-4A, CI. FRR, 3 Month EURIBOR +8.88%	EUR	10.46	7/30/2034	1,750,000	[c,f]	1,342,287
Fidelity Grand Harbour Designated Activity Co. CLO, Ser. 2022-1A, Cl. E, 3 Month EURIBOR +7.08%	EUR	8.93	10/15/2036	1,750,000	[c,f]	1,537,933
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +7.50%		11.33	4/14/2035	1,000,000	[c,f]	854,958
GoldenTree Loan Management EUR 2 DAC CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +5.25%	EUR	6.71	1/20/2032	1,000,000	[c,f]	824,845
Hayfin Emerald IV DAC CLO, Ser. 4A, Cl. FR, 3 Month EURIBOR +8.68%	EUR	10.06	10/15/2034	740,000	[c,f]	552,176
ICG Euro DAC CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +8.82%	EUR	10.20	10/15/2034	1,000,000	[c,f]	758,961
KKR 23 Ltd. CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		10.24	10/20/2031	1,000,000	[c,f]	822,803
Marble Point XII Ltd. CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		10.08	7/16/2031	750,000	[c,f]	542,575
OZLM Funding II Ltd. CLO, Ser. 2012-2A, Cl. DR2, 3 Month LIBOR +5.90%		10.31	7/30/2031	2,250,000	[c,f]	1,766,947
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		10.13	4/17/2031	2,000,000	[c,f]	1,646,764
OZLME III DAC CLO, Ser. 3A, Cl. F, 3 Month EURIBOR +6.45%	EUR	8.31	8/24/2030	1,000,000	[c,f]	753,025
St. Paul's V DAC CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60%	EUR	8.40	8/20/2030	4,000,000	[c,f]	2,929,485
TIAA I Ltd. CLO, Ser. 2016-1A, CI. ER, 3 Month LIBOR +6.20%		10.44	7/20/2031	2,131,000	[c,f]	1,750,834
Tikehau DAC CLO, Ser. 2015-1A, Cl. FRR, 3 Month EURIBOR +8.75%	EUR	10.48	8/4/2034	2,000,000	[c,f]	1,603,323
Venture 45 Ltd. CLO, Ser. 2022-45A, CI. D1, 3 Month TSFR +4.00%		7.96	7/20/2035	1,500,000	[c,f]	1,265,943
Vibrant III Ltd. CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		10.59	10/20/2031	1,000,000	[c,f]	794,152
Wind River Ltd. CLO, Ser. 2016-1A, CI. FR2, 3 Month LIBOR +7.90%		11.98	10/15/2034	1,500,000	[c,f]	1,222,498
					33,080,188
Collateralized Loan Obligations Equity - .0%
KVK Ltd. CLO, Ser. 2018-1A, Cl. SUB1		0.00	5/20/2029	4,000,000	[c,g]	46,896
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,g]	3,750
					50,646
Commercial & Professional Services - 3.8%
Albion Financing 1 SARL, Sr. Scd. Notes	EUR	5.25	10/15/2026	350,000	[c]	327,556

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Commercial & Professional Services - 3.8% (continued)
Allied Universal Holdco LLC, Sr. Scd. Notes		4.63	6/1/2028	240,000	[c]	203,820
Allied Universal Holdco LLC, Sr. Scd. Notes		6.63	7/15/2026	570,000	[c]	542,520
APX Group Inc., Gtd. Notes		5.75	7/15/2029	419,000	[c]	357,198
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	320,000	[c]	281,961
HealthEquity Inc., Gtd. Notes		4.50	10/1/2029	374,000	[c]	328,129
Kapla Holding SAS, Sr. Scd. Bonds	EUR	3.38	12/15/2026	220,000	[c]	204,718
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	129,000	[c]	117,055
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	129,000		117,055
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	290,000	[c]	231,967
Neptune Bidco US Inc., Sr. Scd. Notes		9.29	4/15/2029	238,000	[c]	229,569
Prime Security Services Borrower LLC, Scd. Notes		6.25	1/15/2028	346,000	[c]	322,306
Prime Security Services Borrower LLC, Sr. Scd. Notes		5.75	4/15/2026	299,000	[c]	296,367
United Rentals North America Inc., Sr. Scd. Notes		6.00	12/15/2029	184,000	[c]	185,271
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	510,000	[c]	429,872
Verscend Escrow Corp., Sr. Unscd. Notes		9.75	8/15/2026	218,000	[c]	218,371
					4,393,735
Consumer Discretionary - 5.4%
Banijay Entertainment SASU, Sr. Scd. Bonds	EUR	3.50	3/1/2025	340,000	[c]	337,386
Banijay Group SAS, Sr. Unscd. Notes	EUR	6.50	3/1/2026	180,000	[c]	179,472
Caesars Entertainment Inc., Sr. Scd. Notes		6.25	7/1/2025	130,000	[c]	128,657
Caesars Entertainment Inc., Sr. Unscd. Notes		4.63	10/15/2029	238,000	[c]	199,639
Carnival Corp., Gtd. Notes		6.00	5/1/2029	90,000	[c]	64,014
Carnival Corp., Sr. Unscd. Notes		7.63	3/1/2026	494,000	[c]	417,161
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	279,000	[c]	290,933
CCM Merger Inc., Sr. Unscd. Notes		6.38	5/1/2026	439,000	[c]	407,155
Churchill Downs Inc., Gtd. Notes		4.75	1/15/2028	260,000	[c]	239,550
Everi Holdings Inc., Gtd. Notes		5.00	7/15/2029	271,000	[c]	235,274
Hilton Domestic Operating Co., Gtd. Notes		3.63	2/15/2032	130,000	[c]	107,167
Hilton Domestic Operating Co., Gtd. Notes		4.00	5/1/2031	100,000	[c]	84,246

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Consumer Discretionary - 5.4% (continued)
International Game Technology PLC, Sr. Scd. Notes		4.13	4/15/2026	310,000	[c]	292,113
KB Home, Gtd. Notes		4.00	6/15/2031	145,000		115,847
Las Vegas Sands Corp., Sr. Unscd. Notes		3.20	8/8/2024	270,000		258,148
Maison Finco PLC, Sr. Scd. Bonds	GBP	6.00	10/31/2027	208,000	[c]	183,895
NCL Corp., Gtd. Notes		5.88	3/15/2026	118,000	[c]	96,950
NCL Corp., Sr. Scd. Notes		5.88	2/15/2027	204,000	[c]	181,901
NCL Corp., Sr. Unscd. Notes		3.63	12/15/2024	630,000	[c]	550,897
Nobel Bidco BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	720,000	[c]	510,163
Pinewood Finance Co., Sr. Scd. Bonds	GBP	3.63	11/15/2027	240,000	[c]	254,446
Royal Caribbean Cruises Ltd., Gtd. Notes		9.25	1/15/2029	33,000	[c]	33,819
Royal Caribbean Cruises Ltd., Sr. Scd. Notes		8.25	1/15/2029	210,000	[c]	213,423
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	139,000	[c]	120,765
Scientific Games Holdings LP, Sr. Unscd. Notes		6.63	3/1/2030	450,000	[c]	379,136
Station Casinos LLC, Gtd. Notes		4.50	2/15/2028	180,000	[c]	159,070
Taylor Morrison Communities Inc., Sr. Unscd. Notes		5.13	8/1/2030	69,000	[c]	60,357
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	189,000	[c]	162,747
					6,264,331
Consumer Staples - .6%
Kronos Acquisition Holdings Inc., Sr. Scd. Notes		5.00	12/31/2026	450,000	[c]	410,994
Newell Brands Inc., Sr. Unscd. Notes		4.45	4/1/2026	197,000		186,090
Newell Brands Inc., Sr. Unscd. Notes		5.63	4/1/2036	110,000		94,355
					691,439
Diversified Financials - 3.0%
Ally Financial Inc., Gtd. Notes		8.00	11/1/2031	229,000		246,047
Compass Group Diversified Holdings LLC, Gtd. Notes		5.25	4/15/2029	215,000	[c]	188,225
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	357,478
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	500,000		476,638
Icahn Enterprises LP, Gtd. Notes		4.38	2/1/2029	330,000		278,183
Navient Corp., Sr. Unscd. Notes		6.75	6/15/2026	465,000		443,698
NFP Corp., Sr. Scd. Notes		4.88	8/15/2028	94,000	[c]	81,593
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	70,000	[c]	59,304
OneMain Finance Corp., Gtd. Notes		6.13	3/15/2024	270,000		263,669
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	250,000		230,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Diversified Financials - 3.0% (continued)
PennyMac Financial Services Inc., Gtd. Notes		5.38	10/15/2025	240,000	[c]	219,745
PennyMac Financial Services Inc., Gtd. Notes		5.75	9/15/2031	399,000	[c]	319,812
Rocket Mortgage LLC, Gtd. Notes		3.63	3/1/2029	280,000	[c]	225,901
					3,390,543
Electronic Components - .4%
Energizer Gamma Acquisition BV, Gtd. Bonds	EUR	3.50	6/30/2029	240,000	[c]	201,155
TTM Technologies Inc., Gtd. Notes		4.00	3/1/2029	250,000	[c]	212,496
					413,651
Energy - 4.1%
Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	187,000	[c]	186,307
Antero Midstream Partners LP, Gtd. Notes		5.75	3/1/2027	330,000	[c]	315,496
Archrock Partners LP, Gtd. Notes		6.25	4/1/2028	254,000	[c]	235,990
Blue Racer Midstream LLC, Sr. Unscd. Notes		6.63	7/15/2026	290,000	[c]	283,036
Blue Racer Midstream LLC, Sr. Unscd. Notes		7.63	12/15/2025	375,000	[c]	378,863
Centennial Resource Production LLC, Gtd. Notes		5.38	1/15/2026	70,000	[c]	65,062
CQP Holdco LP, Sr. Scd. Notes		5.50	6/15/2031	500,000	[c]	459,358
Crestwood Midstream Partners LP, Gtd. Notes		5.63	5/1/2027	25,000	[c]	23,565
Crestwood Midstream Partners LP, Gtd. Notes		5.75	4/1/2025	180,000		175,777
CVR Energy Inc., Gtd. Bonds		5.25	2/15/2025	418,000	[c]	401,238
EnLink Midstream LLC, Gtd. Notes		6.50	9/1/2030	176,000	[c]	178,972
EQM Midstream Partners LP, Sr. Unscd. Notes		4.00	8/1/2024	187,000		178,888
EQM Midstream Partners LP, Sr. Unscd. Notes		4.75	1/15/2031	125,000	[c]	105,382
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	239,000		221,744
EQM Midstream Partners LP, Sr. Unscd. Notes		7.50	6/1/2027	69,000	[c]	69,808
PDC Energy Inc., Gtd. Notes		5.75	5/15/2026	170,000		162,591
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	514,000	[c]	472,222
Targa Resources Partners LP, Gtd. Notes		4.88	2/1/2031	350,000		319,256
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	340,000	[c]	277,100

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Energy - 4.1% (continued)
Western Midstream Operating LP, Sr. Unscd. Notes		4.30	2/1/2030	280,000		249,893
					4,760,548
Environmental Control - .9%
Covanta Holding Corp., Gtd. Notes		4.88	12/1/2029	312,000	[c]	264,050
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	155,000		132,764
GFL Environmental Inc., Sr. Scd. Notes		5.13	12/15/2026	280,000	[c]	269,951
Harsco Corp., Gtd. Notes		5.75	7/31/2027	315,000	[c]	254,890
Waste Pro USA Inc., Sr. Unscd. Notes		5.50	2/15/2026	170,000	[c]	157,151
					1,078,806
Food Products - .4%
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	310,000	[c]	249,924
Post Holdings Inc., Gtd. Notes		4.63	4/15/2030	195,000	[c]	171,386
United Natural Foods Inc., Gtd. Notes		6.75	10/15/2028	54,000	[c]	52,446
					473,756
Health Care - 3.2%
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	470,000	[c]	391,394
Chrome Bidco SASU, Sr. Scd. Bonds	EUR	3.50	5/31/2028	420,000	[c]	385,698
Cidron Aida Finco SARL, Sr. Scd. Bonds	EUR	5.00	4/1/2028	640,000	[c]	559,706
Cidron Aida Finco SARL, Sr. Scd. Bonds	GBP	6.25	4/1/2028	453,000	[c]	442,242
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	160,000	[c]	130,580
Nidda Healthcare Holding GmbH, Sr. Scd. Notes	EUR	3.50	9/30/2024	650,000	[c]	650,958
Option Care Health Inc., Gtd. Notes		4.38	10/31/2029	275,000	[c]	234,607
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	450,000	[c]	399,825
Prime Healthcare Services Inc., Sr. Scd. Notes		7.25	11/1/2025	323,000	[c]	276,414
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	290,000	[c]	256,382
					3,727,806
Industrial - 1.2%
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	545,000		538,204
Promontoria Holding 264 BV, Sr. Scd. Bonds	EUR	6.38	3/1/2027	272,000	[c]	263,626
Titan Acquisition Ltd., Sr. Unscd. Notes		7.75	4/15/2026	50,000	[c]	44,462
TK Elevator US Newco Inc., Sr. Scd. Notes		5.25	7/15/2027	580,000	[c]	527,217
					1,373,509

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Information Technology - .9%
Athenahealth Group Inc., Sr. Unscd. Notes		6.50	2/15/2030	800,000	[c]	600,086
Boxer Parent Co., Sr. Scd. Notes	EUR	6.50	10/2/2025	230,000	[c]	229,938
MSCI Inc., Gtd. Notes		3.25	8/15/2033	185,000	[c]	145,589
					975,613
Insurance - .7%
Acrisure LLC, Sr. Scd. Notes		4.25	2/15/2029	310,000	[c]	253,295
Acrisure LLC, Sr. Unscd. Notes		7.00	11/15/2025	110,000	[c]	103,632
AssuredPartners Inc., Sr. Unscd. Notes		5.63	1/15/2029	165,000	[c]	140,415
AssuredPartners Inc., Sr. Unscd. Notes		7.00	8/15/2025	280,000	[c]	269,101
					766,443
Internet Software & Services - 2.0%
Cogent Communications Group Inc., Gtd. Notes		7.00	6/15/2027	385,000	[c]	375,797
Gen Digital Inc., Gtd. Notes		6.75	9/30/2027	280,000	[c]	281,523
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	310,000	[c]	237,237
Northwest Fiber LLC, Sr. Scd. Notes		4.75	4/30/2027	152,000	[c]	134,784
Northwest Fiber LLC, Sr. Unscd. Notes		6.00	2/15/2028	350,000	[c]	276,727
United Group BV, Sr. Scd. Bonds	EUR	3.13	2/15/2026	880,000	[c]	766,403
United Group BV, Sr. Scd. Notes	EUR	4.00	11/15/2027	240,000	[c]	195,349
					2,267,820
Materials - 2.7%
ARD Finance SA, Sr. Scd. Notes	EUR	5.00	6/30/2027	270,000	[c,d]	198,982
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	365,000	[c,d]	270,792
Ardagh Packaging Finance PLC, Gtd. Notes	GBP	4.75	7/15/2027	250,000	[c]	213,559
Ball Corp., Gtd. Notes		3.13	9/15/2031	450,000		358,062
Graham Packaging Co., Gtd. Notes		7.13	8/15/2028	170,000	[c]	143,929
Kleopatra Finco SARL, Sr. Scd. Bonds	EUR	4.25	3/1/2026	440,000	[c]	383,929
LABL Inc., Sr. Scd. Notes		6.75	7/15/2026	265,000	[c]	253,423
LABL Inc., Sr. Unscd. Notes		8.25	11/1/2029	304,000	[c]	248,801
LABL Inc., Sr. Unscd. Notes		10.50	7/15/2027	56,000	[c]	51,598
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds	EUR	4.75	4/15/2024	295,000		297,653
Mauser Packaging Solutions Holding Co., Sr. Unscd. Notes		7.25	4/15/2025	808,000	[c]	738,504
					3,159,232
Media - 5.0%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	610,000	[c]	499,517
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	860,000	[c]	691,434
CCO Holdings LLC, Sr. Unscd. Notes		4.75	3/1/2030	306,000	[c]	263,450

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Media - 5.0% (continued)
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	320,000	[c]	286,873
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	380,000	[c]	348,646
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	390,000	[c]	266,196
DISH DBS Corp., Gtd. Notes		5.13	6/1/2029	350,000		231,000
DISH DBS Corp., Gtd. Notes		5.88	11/15/2024	280,000		266,448
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	150,000	[c]	154,362
Gray Television Inc., Gtd. Notes		4.75	10/15/2030	379,000	[c]	281,047
iHeartCommunications Inc., Sr. Scd. Notes		6.38	5/1/2026	270,000		255,822
Nexstar Media Inc., Gtd. Notes		5.63	7/15/2027	300,000	[c]	283,271
Radiate Holdco LLC, Sr. Scd. Notes		4.50	9/15/2026	190,000	[c]	155,719
Radiate Holdco LLC, Sr. Unscd. Notes		6.50	9/15/2028	167,000	[c]	90,433
Sinclair Television Group Inc., Gtd. Notes		5.50	3/1/2030	330,000	[c]	252,996
TEGNA Inc., Gtd. Notes		5.00	9/15/2029	159,000		148,878
UPC Broadband Finco BV, Sr. Scd. Notes		4.88	7/15/2031	320,000	[c]	274,016
UPC Holding BV, Sr. Scd. Notes		5.50	1/15/2028	240,000	[c]	213,974
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	290,000	[c]	241,786
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	330,000	[c]	268,269
Ziggo BV, Sr. Scd. Notes		4.88	1/15/2030	370,000	[c]	315,109
					5,789,246
Metals & Mining - .2%
Arconic Corp., Scd. Notes		6.13	2/15/2028	300,000	[c]	282,119
Real Estate - 1.7%
Blackstone Mortgage Trust Inc., Sr. Scd. Notes		3.75	1/15/2027	230,000	[c]	200,802
Brookfield Property REIT Inc., Sr. Scd. Notes		4.50	4/1/2027	280,000	[c]	245,644
Iron Mountain Inc., Gtd. Notes		5.25	7/15/2030	380,000	[c]	342,481
Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	480,000	[c]	456,643
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	180,000	[c]	162,822
SBA Communications Corp., Sr. Unscd. Notes		3.13	2/1/2029	300,000		250,781
Starwood Property Trust Inc., Sr. Unscd. Notes		3.75	12/31/2024	320,000	[c]	302,741
					1,961,914
Retailing - 2.5%
B&M European Value Retail SA, Sr. Scd. Notes	GBP	3.63	7/15/2025	320,000		348,149
eG Global Finance PLC, Sr. Scd. Notes	EUR	4.38	2/7/2025	370,000	[c]	338,396
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	515,000		369,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Retailing - 2.5% (continued)
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	190,000	[c]	176,953
New Red Finance Inc., Sr. Scd. Notes		3.88	1/15/2028	353,000	[c]	315,422
Shiba Bidco SPA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	257,716
Staples Inc., Sr. Scd. Notes		7.50	4/15/2026	450,000	[c]	402,219
Staples Inc., Sr. Unscd. Notes		10.75	4/15/2027	150,000	[c]	109,958
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	318,712
Yum! Brands Inc., Sr. Unscd. Notes		5.38	4/1/2032	240,000		222,908
					2,859,660
Telecommunication Services - 4.2%
Altice France Holding SA, Gtd. Notes	EUR	4.00	2/15/2028	130,000	[c]	91,750
Altice France Holding SA, Gtd. Notes		6.00	2/15/2028	350,000	[c]	235,352
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	470,000	[c]	372,179
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	200,000	[c]	166,966
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	226,000	[c]	181,510
CommScope Inc., Gtd. Notes		8.25	3/1/2027	354,000	[c]	304,440
Connect Finco SARL, Sr. Scd. Notes		6.75	10/1/2026	715,000	[c]	676,844
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	140,000	[c]	133,392
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	200,000	[c]	207,138
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	450,000	[c]	425,888
PLT VII Finance SARL, Sr. Scd. Notes	EUR	4.63	1/5/2026	530,000	[c]	520,244
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	290,000		276,123
Telecom Italia SPA, Sr. Unscd. Notes		5.30	5/30/2024	200,000	[c]	193,977
ViaSat Inc., Sr. Unscd. Notes		5.63	9/15/2025	800,000	[c]	744,668
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	EUR	3.25	1/31/2031	360,000	[c]	304,537
					4,835,008
Transportation - .2%
First Student Bidco Inc., Sr. Scd. Notes		4.00	7/31/2029	211,000	[c]	175,537
Utilities - 2.4%
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	155,000	[c]	134,024
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	545,000	[c]	472,001
Energia Group Ni Financeco PLC, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		562,592
Energia Group Ni Financeco PLC, Sr. Scd. Notes	GBP	4.75	9/15/2024	690,000	[c]	768,689
NRG Energy Inc., Gtd. Notes		3.63	2/15/2031	290,000	[c]	232,242
Pike Corp., Gtd. Notes		5.50	9/1/2028	145,000	[c]	129,768

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 81.3% (continued)
Utilities - 2.4% (continued)
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	75,000	[c]	73,962
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	365,000	[c,e]	326,952
					2,700,230
Total Bonds and Notes (cost $111,065,061)				93,531,235

Floating Rate Loan Interests - 50.4%
Advertising - 1.6%
CB Poly US Holdings Inc., Initial Term Loan, 1 Month Term SOFR +5.50%		9.59	5/20/2029	192,908	[f]	181,140
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		7.74	8/21/2026	278,622	[f]	255,714
Summer BC Holdco B SARL, Additional Term Loan B-3, 3 Month EURIBOR +4.25%	EUR	5.83	12/4/2026	1,000,000	[f]	992,118
Summer BC Holdco B SARL, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		8.17	12/4/2026	504,986	[f]	467,192
					1,896,164
Building Materials - 2.2%
BME Group Holding BV, Facility Term Loan B, 3 Month EURIBOR +3.50%	EUR	5.11	10/31/2026	1,000,000	[f]	968,538
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		7.12	4/12/2028	553,897	[f]	495,824
LSF10 XL Bidco SCA, Facility Term Loan B-4, 3 Month EURIBOR +3.68%	EUR	4.87	4/9/2028	1,280,206	[f]	1,092,116
					2,556,478
Chemicals - 1.0%
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 1 Month LIBOR +4.00%		8.04	11/24/2027	167,324	[f]	162,443
Flexsys Holdings Inc., Initial Term Loan, 1 Month LIBOR +5.25%		9.32	11/1/2028	467,650	[f]	367,105
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		7.17	9/30/2027	511,396	[f]	501,169
Polar US Borrower LLC, Initial Term Loan, 3 Month LIBOR +4.75%		9.02	10/15/2025	77,734	[f]	63,094
					1,093,811
Commercial & Professional Services - 8.6%
Albion Acquisitions Ltd., Term Loan B, 3 Month EURIBOR +5.25%	EUR	6.75	7/31/2026	1,000,000	[f]	1,017,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.4% (continued)
Commercial & Professional Services - 8.6% (continued)
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.15%		8.70	12/30/2027	585,575	[f]	502,620
APX Group Inc., Initial Term Loan, 3 Month LIBOR +3.25% & 3 Month PRIME +2.25%		7.99	7/9/2028	364,039	[f]	348,481
Boels Topholding BV, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	5.01	2/5/2027	1,000,000	[f]	1,006,780
CIBT Global Inc., First Lien Term Loan, 3 Month LIBOR +1.00%		4.67	6/1/2024	1,043,791	[f]	748,920
Electro Rent Corp., First Lien Initial Term Loan, 3 Month LIBOR +5.00%		9.28	1/31/2024	217,467	[f]	213,117
Element Materials Technology, Delayed Draw Term Loan B, 3 Month Term SOFR +4.35%		7.90	6/24/2029	25,277	[f]	24,856
Element Materials Technology, Initial USD Term Loan B, 3 Month Term SOFR +4.25%		7.90	6/24/2029	54,767	[f]	53,855
Indigocyan Holdco 3 Ltd., Facility Term Loan B, 12 Month SONIA +4.87%	GBP	7.81	12/31/2024	2,000,000	[f]	2,229,712
Minerva Bidco Ltd., Term Loan B, 12 Month SONIA +4.62%	GBP	7.55	7/31/2025	1,000,000	[f]	1,122,889
Modulaire Group Holdings, Facility B Term Loan, 3 Month EURIBOR +4.50%	EUR	5.69	12/31/2028	1,000,000	[f]	969,345
Neptune Bidco US Inc., Term Loan B, 1 Month Term SOFR +5.00%		9.18	4/11/2029	330,189	[f]	297,583
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.78	10/4/2024	1,000,000	[f]	887,111
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR +4.00%		8.07	7/8/2028	216,588	[f]	204,767
Vaco Holdings LLC, Initial Term Loan, 1-3 Month Term SOFR +5.00%		8.94	1/21/2029	289,602	[f]	278,109
					9,906,112
Consumer Discretionary - 5.5%
Allen Media LLC, Term Loan B, 3 Month Term SOFR +5.50%		9.20	2/10/2027	246,175	[f]	206,402
Ammega Group BV, Facility Term Loan B, 1 Month EURIBOR +3.75%	EUR	5.30	9/11/2025	1,150,000	[f]	1,128,521
Banijay Entertainment, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	4.92	3/1/2025	1,000,000	[f]	1,027,072

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.4% (continued)
Consumer Discretionary - 5.5% (continued)
Carnival Corp., 2021 Advance Incremental Term Loan B, 6 Month LIBOR +3.25%		6.13	10/18/2028	244,878	[f]	230,593
Scientific Games Holdings, Term Loan B-2, 1 Month Term SOFR +3.50%		7.10	4/4/2029	762,903	[f]	730,586
Silk Bidco AS, Facility Term Loan C, 6 Month EURIBOR +8.00%	EUR	8.27	6/16/2023	1,000,000	[f]	936,800
Stage Entertainment BV, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	5.04	5/2/2026	1,000,000	[f]	961,259
Tecta America Corp., First Lien Initial Term Loan, 1 Month LIBOR +4.25%		8.45	4/9/2028	1,145,020	[f]	1,100,364
					6,321,597
Consumer Staples - .6%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		8.48	12/22/2026	761,345	[f]	725,063
Diversified Financials - .9%
BHN Merger Sub Inc., First Lien Term Loan, 3 Month Term SOFR +3.00%		7.08	6/15/2025	290,079	[f]	283,371
Russell Investments US, New 2025 Term Loan, 1 Month LIBOR +3.50%		7.57	5/30/2025	431,075	[f]	406,019
Tegra118 Wealth Solution, Initial Term Loan, 1 Month LIBOR +4.00%		7.91	2/18/2027	361,675	[f]	344,315
					1,033,705
Electronic Components - .7%
ADB Safegate BVBA, Facility Term Loan B, 3 Month EURIBOR +4.75%	EUR	5.51	10/2/2024	1,000,000	[f]	814,790
Energy - .5%
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%		7.74	12/21/2028	622,065	[f]	591,910
Environmental Control - .2%
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR +3.25%		7.13	3/9/2028	219,807	[f]	193,430
Food Products - .9%
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		7.91	6/8/2028	230,856	[f]	224,507
ZF Invest SAS, Term Loan B, 3 Month EURIBOR +3.93%	EUR	5.24	7/12/2028	1,000,000	[f]	867,455
					1,091,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.4% (continued)
Health Care - 9.4%
Aenova Holding GmbH, Facility Term Loan B-2, 6 Month EURIBOR +4.50%	EUR	5.03	3/31/2026	1,000,000	[f]	932,898
Albany Molecular Research, Term Loan, 1-3 Month LIBOR +3.75%		7.99	8/30/2026	481,250	[f]	403,776
Auris Luxembourg III SA, Facility Term Loan B-1, 6 Month EURIBOR +4.00%	EUR	6.44	2/21/2026	1,000,000	[f]	934,917
Baart Programs Inc., Delayed Draw Term Loan, 1-3 Month LIBOR +3.50%		5.54	6/11/2027	485,889	[f,h]	468,883
Baart Programs Inc., Term Loan, 1 Month LIBOR +5.00%		9.12	6/11/2027	530,875	[f]	512,294
Chrome Bidco SASU, Facility B Term Loan, 3 Month EURIBOR +3.25%	EUR	5.22	6/1/2028	1,000,000	[f]	971,306
Diaverum Holding SARL, Facility Term Loan B, 6 Month EURIBOR +3.25%	EUR	3.48	7/31/2024	1,000,000	[f]	975,375
Financiere Mendel SASU, Term Loan, 3 Month EURIBOR +4.25%	EUR	5.44	4/12/2026	1,000,000	[f]	1,027,592
Financiere Verdi I SASU, Facility Term Loan B, 12 Month SONIA +4.50%	GBP	7.44	4/15/2028	1,000,000	[f]	991,318
Gainwell Acquisition Corp., Term Loan B, 3 Month LIBOR +4.00%		7.67	10/1/2027	562,725	[f]	550,767
HomeVi, Senior Facility Term Loan B-1, 3 Month EURIBOR +3.25%	EUR	4.97	10/31/2026	1,000,000	[f]	909,552
Inovie SASU, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.19	3/3/2028	1,000,000	[f]	985,708
Pathway Vet Alliance LLC, 2021 Replacement Term Loan, 3 Month LIBOR +3.75%		7.42	3/31/2027	226,328	[f]	199,978
Pluto Acquisition I Inc., 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		8.73	6/20/2026	119,831	[f]	89,874
Sharp Midco LLC, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		7.67	1/20/2029	228,331	[f]	219,198
Team Health Holdings Inc., Extended Term Loan, 1 Month Term SOFR +5.25%		9.34	2/2/2027	287,737	[f]	201,416
WCG Purchaser Corp., First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		7.87	1/8/2027	480,970	[f]	455,118
					10,829,970

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.4% (continued)
Industrial - 1.1%
Osmose Utilities Services, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		7.27	6/22/2028	315,845	[f]	298,643
Qualtek USA LLC, Tranche Term Loan B, 3 Month LIBOR +6.25%		10.66	7/18/2025	181,018	[f]	128,885
Titan Acquisition Ltd., Initial Term Loan, 6 Month LIBOR +3.00%		5.88	3/28/2025	581,724	[f]	548,502
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		7.67	3/8/2025	334,492	[f]	303,829
					1,279,859
Information Technology - 7.3%
Ascend Learning LLC, Initial Term Loan, 1 Month LIBOR +3.50%		7.57	12/10/2028	196,211	[f]	186,141
Camelia Bidco Ltd., Facility Term Loan B-1, 3 Month GBPLIBOR +4.77%	GBP	6.96	10/5/2024	2,000,000	[f]	2,122,759
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		8.32	12/16/2025	242,147	[f]	225,197
DCert Buyer Inc., Second Lien Initial Term Loan, 6 Month LIBOR +7.00%		11.70	2/16/2029	300,000	[f]	274,877
Finthrive Software Intermediate, Term Loan, 1 Month LIBOR +4.00%		8.07	12/17/2028	335,604	[f]	303,722
Fintrax International Holdings, Facility New Term Loan B-1, 3 Month EURIBOR +5.25%	EUR	6.71	5/27/2026	598,086	[f]	598,252
Fintrax International Holdings, New Facility Term Loan B-2, 3 Month EURIBOR +5.25%	EUR	6.71	5/27/2026	20,096	[f]	20,101
Fintrax International Holdings, New Facility Term Loan B-3, 3 Month EURIBOR +5.25%	EUR	6.71	5/27/2026	231,101	[f]	231,164
Fintrax International Holdings, New Facility Term Loan B-4, 3 Month EURIBOR +5.25%	EUR	6.71	5/27/2026	150,718	[f]	150,759
Genesys Cloud Services, Initial Euro Term Loan B-4, 3 Month EURIBOR +4.25%	EUR	5.86	12/1/2027	994,937	[f]	1,006,052
ION Corporate Solutions, Initial Euro Term Loan, 3 Month EURIBOR +3.75%	EUR	5.72	3/11/2028	1,000,000	[f]	998,981
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%		11.23	10/15/2029	158,974	[f]	133,986
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.75%		8.94	5/2/2029	430,000	[f]	410,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.4% (continued)
Information Technology - 7.3% (continued)
Open Text Corp., Term Loan B, 1 Month Term SOFR +3.50%		7.68	11/16/2029	330,000	[f]	321,270
Polaris Newco LLC, Sterling Term Loan, 1 Month SONIA +5.25%	GBP	8.18	6/4/2028	990,000	[f]	1,074,874
SolarWinds Holdings Inc., 2022 Refinancing Term Loan, 1 Month Term SOFR +4.25%		7.81	2/17/2027	288,462	[f]	284,256
					8,343,041
Insurance - 1.9%
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%		9.32	1/15/2029	414,791	[f]	321,982
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		9.32	2/3/2028	1,068,450	[f]	833,391
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		8.57	2/28/2025	765,967	[f]	724,509
Sedgwick Claims Management Services Inc., 2020 Term Loan, 1 Month LIBOR +4.25%		8.32	9/3/2026	8,978	[f]	8,862
Sedgwick CMS Inc., Term Loan, 1 Month LIBOR +3.25%		7.32	12/31/2025	287,037	[f]	279,701
					2,168,445
Internet Software & Services - 1.1%
Endure Digital Inc., Initial Term Loan, 1 Month LIBOR +3.50%		7.35	2/10/2028	651,750	[f]	593,092
ION Trading Finance Ltd., Initial Dollar Term Loan, 3 Month LIBOR +4.75%		8.42	4/1/2028	217,250	[f]	208,334
Proofpoint Inc., Initial Term Loan, 3 Month LIBOR +3.25%		7.98	8/31/2028	434,348	[f]	419,215
					1,220,641
Materials - 1.3%
Berlin Packaging LLC, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%		7.48	3/11/2028	289,716	[f]	278,055
Grinding Media Inc., First Lien Initial Term Loan, 3-6 Month LIBOR +4.00%		7.14	10/12/2028	430,712	[f]	398,409
MAR Bidco SARL, USD Facility Term Loan B, 3 Month LIBOR +4.30%		7.97	6/28/2028	179,903	[f]	164,311
Proampac PG Borrower LLC, 2020-1 Term Loan, 1-6 Month LIBOR +3.75%		7.98	11/3/2025	423,637	[f]	410,752
Valcour Packaging LLC, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		11.23	9/30/2029	350,000	[f]	288,750
					1,540,277

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.4% (continued)
Media - 1.2%
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%		9.07	8/2/2027	888,298	[f]	853,068
Sinclair Television Group, Term Loan B-2, 1 Month LIBOR +2.50%		6.58	9/30/2026	315,364	[f]	302,949
Sinclair Television Group, Term Loan B4, 1 Month Term SOFR +3.75%		7.94	4/21/2029	262,509	[f]	250,778
					1,406,795
Retailing - .4%
Great Outdoors Group LLC, Term Loan B-2, 1 Month LIBOR +3.75%		7.82	3/5/2028	200,408	[f]	193,194
New Look Corporate Ltd., Term Loan, 6 Month GBPLIBOR +0.00%	GBP	0.00	11/9/2029	24,012	[f]	2,171
Staples Inc., 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		9.44	4/12/2026	236,905	[f]	211,930
					407,295
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering Co., Initial Term Loan, 1-6 Month LIBOR +6.25%		10.36	4/30/2026	490,669	[f]	458,368
Technology Hardware & Equipment - 1.8%
Access CIG LLC, First Lien Term Loan B, 3 Month LIBOR +3.75%		7.82	2/27/2025	218,643	[f]	212,061
Atlas CC Acquisition Corp., First Lien Term Loan B, 3 Month LIBOR +4.25%		8.98	5/25/2028	230,925	[f]	201,002
Atlas CC Acquisition Corp., First Lien Term Loan C, 3 Month LIBOR +4.25%		8.98	5/25/2028	46,968	[f]	40,882
Marnix SAS, Facility Term Loan B, 3 Month EURIBOR +3.00%	EUR	4.46	11/19/2026	1,000,000	[f]	989,990
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.75%		7.64	3/1/2029	679,567	[f]	647,716
					2,091,651
Telecommunication Services - 1.2%
CCI Buyer Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%		7.55	12/17/2027	1,058,995	[f]	1,026,167
Connect Finco SARL, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%		7.58	12/12/2026	369,373	[f]	365,402
					1,391,569
Transportation - .3%
OLA Netherlands BV, Term Loan, 1 Month Term SOFR +6.25%		10.21	12/3/2026	220,098	[f]	209,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.4% (continued)
Transportation - .3% (continued)
Worldwide Express Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%	7.67	7/26/2028	132,082	[f]	120,616
				329,709
Utilities - .3%
Eastern Power LLC, Term Loan B, 3 Month LIBOR +3.75%	7.42	10/2/2025	342,535	[f]	291,797
Total Floating Rate Loan Interests (cost $63,161,488)			57,984,439
Description			Shares		Value ($)
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp.			17,443	[i]	33,491
Media - .0%
Altice USA Inc., Cl. A			2,000	[i]	9,120
Total Common Stocks (cost $223,725)			42,611
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.6%
Registered Investment Companies - 4.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,250,086)	3.94		5,250,086	[j]	5,250,086
Total Investments (cost $179,700,360)			136.3%	156,808,371
Liabilities, Less Cash and Receivables			(36.3%)	(41,797,448)
Net Assets			100.0%	115,010,923

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

REIT—Real Estate Investment Trust

SONIA—Sterling Overnight Index Average

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $83,530,258 or 72.63% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i Non-income producing security.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	4,524,433	British Pound	3,740,000	1/31/2023	7,654
United States Dollar	14,068,732	Euro	13,505,000	1/31/2023	(53,622)
Citigroup Global Markets Inc.
United States Dollar	7,578,699	British Pound	6,255,000	1/23/2023	26,056
United States Dollar	32,104,627	Euro	30,750,000	1/23/2023	(33,857)
Gross Unrealized Appreciation					33,710
Gross Unrealized Depreciation					(87,479)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	33,130,834	-	33,130,834
Corporate Bonds	-	60,400,401	-	60,400,401
Equity Securities - Common Stocks	42,611	-	-	42,611
Floating Rate Loan Interests	-	57,984,439	-	57,984,439
Investment Companies	5,250,086	-	-	5,250,086
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	33,710	-	33,710
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(87,479)	-	(87,479)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company's Board of Directors (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2022, accumulated net unrealized depreciation on investments was $22,891,989, consisting of $1,356,070 gross unrealized appreciation and $24,248,059 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.